Depreciation, amortisation and impairment costs (Tables)	12 Months Ended
Dec. 31, 2025
Depreciation Amortisation And Impairment Costs [Abstract]
Summary of Depreciation Amortisation and Impairment Costs

	2025 £m	2024 £m	2023 £m
Intangibles – amortisation and impairment of trademarks and similar intangibles	1,610	2,298	23,232
– amortisation and impairment of computer software	116	129	125
– impairment of goodwill	277	39	4,614
Property, plant and equipment - depreciation and impairment	544	635	643
	2,547	3,101	28,614